CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of Cash, Cash Equivalents and Restricted Cash

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash and cash equivalents	211,436	157,600	118,821
Restricted cash	30,072	—	824
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	241,508	157,600	119,645